Stock-Based Compensation (Details 2) - Warrants outstanding [Member] - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding	139,032	139,032
Warrants Exercisable	139,032	139,032
Weighted Average Exercise Price	$ 9.30	$ 9.30
Average Remaining Contractual Life	4 months 17 days	10 months 17 days